Employee benefit plans (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Opening balance sheet asset/provision (funded status), beginning	$ 6,880	$ 4,465	$ 4,585
Net service cost	436	412	372
Interest cost/(credit)	50	107	86
Expected return on assets	(167)	(123)	(116)
Amortization on net (gain)/loss	284	88	108
Amortization on prior service cost/(credit)	61	62	62
Currency translation adjustment	20	(2)	1
Total net periodic benefit cost/(credit)	684	544	512
Actuarial (gain)/loss on liabilities due to experience	(72)	1,056	272
Actuarial gain/loss on liab. from changes to fin. assump	0	1,431	(309)
Actuarial (gain)/loss on liab. from changes to demo. assump	0	0	1
Return in plan assets, excl. amounts included in net interest	(28)	(136)	(56)
Prior service cost/(credit)	(698)	0	0
Amortization on net (gain)/loss	(284)	(88)	(108)
Amortization on prior service cost/(credit)	(61)	(62)	(62)
Currency translation adjustment	(45)	(2)	0
Total gain/loss recognized via OCI	(1,189)	2,200	(262)
Employer contributions paid in the year	(274)	(371)	(293)
Total cashflow	(274)	(371)	(293)
Currency translation adjustment	669	43	(77)
Reclassification	(2)	0	0
Closing balance sheet asset/provision (funded status), ending	6,880	6,880	4,465
Reconciliation of net gain/loss
Amount at beginning of year	4,258	1,964	2,187
Amortization during the year	(284)	(86)	(109)
Asset (gain)/loss	(28)	(136)	(56)
Liability (gain)/loss	(72)	2,487	(37)
Reclassifications	(2)	0	0
Currency translation adjustment	366	29	(21)
Amount at year-end	4,237	4,258	1,964
Reconciliation of prior service cost/(credit)
Amount at beginning of year	300	357	423
Amortization during the year	(61)	(62)	(62)
Prior service costs for the current period	(698)	0	0
Currency translation adjustment	19	5	(4)
Amount at year-end	$ (440)	$ 300	$ 357